Cash and Cash Equivalents - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Federal fund sold period	1 day	1 day
Reserve	$ 3,036,000	$ 2,436,000	$ 15,322,000